BUSINESS COMBINATIONS (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2021	May 31, 2021	Apr. 23, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 68,735	$ 196,153	$ 71,807
Fixed Assets	6,408,019	6,556,184	6,630,343
Fixed Assets	6,408,019	6,556,184	6,630,343
Total liabilities assumed	10,634,597	9,057,688	5,625,052
Goodwill	$ 1,484,966	$ 1,484,966	$ 1,484,966				$ 361,376	$ 361,376
BCS [Member]
Cash					$ 5,120
Other current asset					0
Right of Use - Lease					0
Fixed Assets					0
Fixed Assets					0
Customer relationships					100,000
Total assets acquired					105,120
Due to Seller					0
Accrued Liability					0
Deferred revenue					0
Lease Liability					0
Total liabilities assumed					0
Net assets acquired					105,120
Goodwill					$ 19,880
STS [Member]
Cash				$ 150,000
Other current asset				35,223
Right of Use - Lease				0
Fixed Assets				32,000
Fixed Assets				32,000
Customer relationships				1,606,805
Total assets acquired				1,824,028
Due to Seller				0
Accrued Liability				0
Deferred revenue				0
Lease Liability				0
Total liabilities assumed				0
Net assets acquired				1,824,028
Goodwill				$ 175,972
Advantech [Member]
Cash						$ 26,944
Other current asset						0
Right of Use - Lease						0
Fixed Assets						9,875
Fixed Assets						9,875
Customer relationships						1,476,630
Total assets acquired						1,513,449
Due to Seller						0
Accrued Liability						11,185
Deferred revenue						0
Lease Liability						0
Total liabilities assumed						11,185
Net assets acquired						1,502,264
Goodwill						$ 797,736